RELATED PARTY TRANSACTIONS (Details)			1 Months Ended			12 Months Ended
	May. 22, 2015 USD ($) item $ / shares shares	Apr. 16, 2014 USD ($) shares	Apr. 30, 2015 CNY (¥)	Oct. 31, 2014 USD ($) $ / shares shares	Oct. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Jun. 30, 2015 shares	Oct. 14, 2014 $ / shares shares
RELATED PARTIES TRANSACTIONS
Interest incurred						$ 2,192,488	¥ 14,202,500
Significant balances with related parties
Due from a related party, current - Receivables due from Ctrip						1,137,308		¥ 20,665	¥ 7,367,255
Due to a related party, current - Payables due to Ctrip						1,660,118		671,043	10,753,914
Due to a related party, non-current - Long-term borrowing due to Ctrip						$ 46,312,020			¥ 300,000,000
Crawford | Series E Preferred Stock
RELATED PARTIES TRANSACTIONS
Number of shares sold		1,764,055
Proceeds from issuance of shares | $		$ 9,702,299
Crawford | Class B Common Shares
RELATED PARTIES TRANSACTIONS
Number of shares held						18,694,003			18,694,003
Number of warrants exercised by related party				1,500,000
Number of common shares sold under warrant				1,500,000
Purchase price (dollar per common share) | $ / shares				$ 5.50
Proceeds from exercise of warrants				$ 8,249,993	¥ 50,705,282
Ctrip | Car rental and car services referrals
RELATED PARTIES TRANSACTIONS
Transaction incurred | ¥							16,190,063	¥ 1,594,814
Ctrip | Series E Preferred Stock
RELATED PARTIES TRANSACTIONS
Number of shares sold		2,368,193
Proceeds from issuance of shares | $		$ 13,025,062
Ctrip | Class A Common Shares
RELATED PARTIES TRANSACTIONS
Number of shares sold											1,666,666
Sale of common shares to related party (dollar per common share) | $ / shares											$ 6.00
Ctrip Travel Information Technology (Shanghai) Co Ltd | Entrusted Bank Loan
RELATED PARTIES TRANSACTIONS
Maturity term of related party debt			3 years
Interest rate (as a percent)			6.90%
Interest incurred | ¥							¥ 14,202,500
Significant balances with related parties
Due to a related party, non-current - Long-term borrowing due to Ctrip | ¥			¥ 300,000,000
Tiger Fund and SRS Fund
RELATED PARTIES TRANSACTIONS
Number of largest shareholders | item	2
Number of days the Buyers agreed not to, directly or indirectly, sell, transfer or dispose of any shares acquired	180 days
Tiger Fund and SRS Fund | Class A Common Shares
RELATED PARTIES TRANSACTIONS
Number of shares sold in first tranche	11,437,924
Number of shares sold in second tranche										10,900,000
Tiger Fund and SRS Fund | Class A Common Shares | Ctrip and Crawford
RELATED PARTIES TRANSACTIONS
Number of shares sold	2,666,666
Sale of common shares to related party (dollar per common share) | $ / shares	$ 6.00
Tiger Fund and SRS Fund | Class A Common Shares | Private placements
RELATED PARTIES TRANSACTIONS
Number of shares sold	22,337,924
Sale of common shares to related party (dollar per common share) | $ / shares	$ 6.00
Proceeds from issuance of shares | $	$ 134,000,000
Tiger Fund and SRS Fund | ADS | Ctrip and Crawford
RELATED PARTIES TRANSACTIONS
Sale of common shares to related party (dollar per common share) | $ / shares	$ 12.00
Tiger Fund and SRS Fund | ADS | Private placements
RELATED PARTIES TRANSACTIONS
Sale of common shares to related party (dollar per common share) | $ / shares	$ 12.00